Fees Summary	Aug. 28, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,872,000.00
Previously Paid Amount	0.00
Total Fee Amount	571.51
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Rule 457(r)
Net Fee	$ 571.51
Narrative - Max Aggregate Offering Price	$ 3,872,000.00
Final Prospectus	true